FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               11/14/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 995,685 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------




*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                               September 30, 2007


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                 COM                004398103    $   1,675      138,308  SH       SOLE      N/A        138,308
AERCAP HOLDINGS NV            SHS                N00985106    $ 753,245   30,262,966  SH       SOLE      N/A     30,262,966
ALLIANCE IMAGING INC          COM NEW            018606202    $   3,736      412,346  SH       SOLE      N/A        412,346
BIOSPHERE MEDICAL INC         COM                09066V103    $   7,453    1,559,268  SH       SOLE      N/A      1,559,268
BLUELINX HLDGS INC            COM                09624H109    $ 120,225   18,100,000  SH       SOLE      N/A     18,100,000
CHILDRENS PL RETAIL STORES I  COM                168905107    $   2,893      119,149  SH       SOLE      N/A        119,149
CONSECO INC                   *W EXP 09/10/200   208464123    $      53      108,891  SH       SOLE      N/A        108,891
CONSECO INC                   COM NEW            208464883    $   8,372    2,092,953  SH       SOLE      N/A      2,092,953
GRAPHIC PACKAGING CORP DEL    COM                388688103    $   1,928      426,453  SH       SOLE      N/A        426,453
MOLECULAR INSIGHT PHARM INC   COM                60852M104    $  27,279    3,738,738  SH       SOLE      N/A      3,738,738
NEXTWAVE WIRELESS INC         COM                65337Y102    $   4,608      807,989  SH       SOLE      N/A        807,989
OWENS CORNING NEW             CALL               690742101    $    -         266,191  SH       SOLE      N/A        266,191
SEPRACOR INC                  COM                817315104    $  49,500    1,800,000  SH       SOLE      N/A      1,800,000
TERRESTAR CORP                COM                881451108    $   8,186      850,000  SH       SOLE      N/A        850,000
TRW  AUTOMOTIVE HLDGS CORP    COM                87264S106    $   6,532      206,200  SH       SOLE      N/A        206,200